GOODWILL (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SUMMARY OF CHANGES IN GOODWILL

The following table shows the movements in goodwill:

	2024	2023
	A$	A$
Gross carrying amount:
Balance at beginning of period	4,961,893	4,506,653
Acquired through business combination	-	455,240
Balance at end of period	4,961,893	4,961,893

Accumulated impairment:
Balance at beginning of period	(1,845,000)	-
Impairment loss recognized	(1,332,000)	(1,845,000)
Balance at end of period	(3,177,000)	(1,845,000)
Carrying amount at the end of the period	1,784,893	3,116,893

SCHEDULE OF IMPAIRMENT TESTING GOODWILL

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGUs as follows:

	2024	2023
	A$	A$
Net carrying amount at the end of the period:
EasyDNA	1,329,653	2,661,653
AffinityDNA	455,240	455,240
Goodwill allocation at 30 June	1,784,893	3,116,893

SUMMARY OF ESTIMATES USED IN GOODWILL IMPAIRMENT ASSESSMENT

The estimates below were used in the goodwill impairment assessment for the acquired EasyDNA and AffinityDNA businesses:

	EasyDNA	AffinityDNA
Revenue growth (FY2025 to FY2029)	4.3%	4.3%
Cost of inventory inputs	47.4%	57.5%
Pre-tax discount rate	22.7%	22.7%
Post-tax discount rate	17.0%	17.0%
Growth rate beyond FY2029	4.3%	4.3%